Summary of Significant Accounting Policies - Property and Equipment, Net (Details)	Dec. 31, 2025
Transportation equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Transportation equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	20 years
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember